The Long-Term Care ETF
Schedule of Investments
(unaudited)
July 31, 2021
Janus Detroit Street Trust 1
Shares Value
Common Stocks - 100.0%
Commercial Services & Supplies - 1.4%
Healthcare Services Group, Inc. 17,273 $ 450,825
Diversified Consumer Services - 1.2%
Benesse Holdings, Inc. 17,700 405,447
Equity Real Estate Investment Trusts (REITs) - 58.6%
Aedifica SA 8,395 1,202,539
Care Property Invest NV 6,009 202,363
CareTrust REIT, Inc. 22,110 533,293
Diversified Healthcare Trust 54,750 213,525
Healthpeak Properties, Inc. 93,506 3,456,917
Ingenia Communities Group 67,500 287,276
LTC Properties, Inc. 8,973 339,628
National Health Investors, Inc. 10,184 694,854
New Senior Investment Group, Inc. 17,983 165,803
Omega Healthcare Investors, Inc. 40,806 1,480,442
Sabra Health Care REIT, Inc. 49,441 919,108
Ventas, Inc. 64,936 3,881,874
Welltower , Inc. 72,509 6,298,132
19,675,754
Health Care Providers & Services - 36.8%
Addus HomeCare Corp.* 3,638 315,742
Ambea AB (144A) 17,852 131,233
Amedisys , Inc.* 5,556 1,448,005
Arvida Group Ltd. 109,180 156,977
Attendo AB (144A)* 24,484 119,914
Brookdale Senior Living, Inc.* 42,182 317,209
Cano Health, Inc.* 33,550 360,663
CareMax , Inc.* 12,715 128,167
Charm Care Corp. KK 3,800 38,121
Chartwell Retirement Residences 48,596 510,349
Chemed Corp. 3,042 1,448,053
Elan Corp. 6,600 71,382
Ensign Group, Inc. (The) 12,097 1,029,092
Estia Health Ltd.* 45,000 78,062
Extendicare, Inc. 18,496 122,679
Five Star Senior Living, Inc.* 4,175 23,714
Japara Healthcare Ltd.* 60,731 61,604
Korian SA 17,220 653,423
LHC Group, Inc.* 7,045 1,515,943
Mediterranean Towers Ltd. 19,187 58,631
National HealthCare Corp. 2,853 221,535
Oceania Healthcare Ltd. 108,194 112,516
Orpea SA 11,698 1,484,943
Pennant Group, Inc. (The)* 5,993 205,080
Regis Healthcare Ltd. 29,002 44,341
Ryman Healthcare Ltd. 88,783 816,713
Sienna Senior Living, Inc. 15,444 196,831
Solasto Corp. 11,300 137,247
St-Care Holding Corp. 2,600 22,292
Summerset Group Holdings Ltd. 52,299 470,877
Viemed Healthcare, Inc.* 8,207 57,065
12,358,403
Hotels, Restaurants & Leisure - 0.1%
Silver Life Co. Ltd.* 1,100 18,823

The Long-Term Care ETF
Schedule of Investments
(unaudited)
July 31, 2021
2 July 31, 2021
Shares Value
Common Stocks - (continued)
Professional Services - 1.3%
SMS Co. Ltd. 16,000 $ 446,834
Real Estate Management & Development - 0.6%
Lifestyle Communities Ltd. 16,545 206,744
Total Common Stocks (cost $31,585,527) 33,562,830
Total Investments (total cost $31,585,527) - 100.0% 33,562,830
Cash, Receivables and Other Assets, net of Liabilities - 0.0% 11,864
Net Assets - 100.0% $33,574,694
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 25,504,669 76.0%
France 2,138,366 6.4
New Zealand 1,557,083 4.6
Belgium 1,404,902 4.2
Japan 1,140,146 3.4
Canada 829,859 2.5
Australia 678,027 2.0
Sweden 251,147 0.7
Israel 58,631 0.2
Total $ 33,562,830 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
7/31/21
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%
∞
$ 341
Δ
$ – $ – $ –
Market Value
at 10/31/20 Purchases Sales
Market Value
at 7/31/21
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%
∞
$ 115,844 $ 697,701 $ (813,545) $ –

Notes to Schedule of Investments and Other Information
(unaudited)
Janus Detroit Street Trust 3
LLC Limited Liability Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of July 31, 2021.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2021 is $251,147 which represents 0.7% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2021 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 33,562,830 $ — $ —
Total Assets $ 33,562,830 $ — $ —

4 July 31, 2021
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to:
(i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-
specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to
“odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Janus Detroit Street Trust 5
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund. please refer to the Fund's most recent semiannual or annual shareholder report.
Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to July 31, 2021 and through the date of the issuance of the Fund's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements other than the following: On July 23, 2021, the Board of Trustees approved a plan to liquidate and terminate the Fund with such liquidation effective on or about October 14,
2021.